Investments in affiliates and joint ventures - Ownership Percentages (Details)		12 Months Ended
	Aug. 19, 2021	Dec. 31, 2021
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments		15.00%
1229181 B.C Ltd.
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments		0.49%
North American Nuna Joint Venture
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments		0.50%
Nuna East Ltd.
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments		0.37%
Nuna Pang Contracting Ltd.
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments		0.37%
Nuna West Mining Ltd.
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments		0.49%
NAYL Realty Inc.
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments		0.49%
BNA Remanufacturing Limited Partnership
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments		0.50%
Dene North Site Services Partnership | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL partnership interest in VIEs		0.49%
Mikisew North American Limited Partnership | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL partnership interest in VIEs		0.49%
ASN Constructors | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL partnership interest in VIEs	30.00%	0.30%
Red River Valley Alliance LLC | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL partnership interest in VIEs	15.00%	0.15%